THE WACHOVIA MUNICIPAL FUNDS

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010

                                   January 29, 2002


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

         THE WACHOVIA MUNICIPAL FUNDS (the "Trust")
            Wachovia Georgia Municipal Bond Fund
            Wachovia North Carolina Municipal Bond Fund
            Wachovia South Carolina Municipal Bond Fund
            Wachovia Virginia Municipal Bond Fund
           1933 Act File No. 33-37525
           1940 Act File No. 811-6201


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated January 31, 2002, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 22 on January 28, 2002.

     If you have any questions regarding this certification, please contact me at (412) 288-8260.

                                                Very truly yours,



                                                /s/ Gail C. Jones
                                                Gail C. Jones
                                                Secretary